Basis of presentation and statement of compliance	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Basis of presentation and statement of compliance
2. Basis of presentation and statement of compliance
a) Basis of Presentation
The annual consolidated financial statements include the accounts of Obsidian Energy, its wholly owned subsidiaries and its proportionate interest in partnerships. Results from acquired properties are included in Obsidian Energy’s reported results subsequent to the closing date and results from properties sold are included until the closing date.
All intercompany balances, transactions, income and expenses are eliminated on consolidation.
Certain comparative figures have been reclassified to correspond with current period presentation.
These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that Obsidian Energy will be able to realize its assets and discharge its liabilities in the normal course of business.
As at December 31, 2019, Obsidian Energy was in compliance with all financial covenants on our syndicated credit facility and senior notes and had sufficient liquidity under our syndicated credit facility. Subsequent to December 31, 2019, the Company has negotiated to eliminate our Debt to Adjusted EBITDA covenant, thus Management’s going concern assessment at December 31, 2019 focused on liquidity capacity over the next 12 months. Based on strip pricing as of March 27, 2020, the Company is currently forecasting that sufficient liquidity exists under our syndicated credit facility. Additionally, under the Company’s current forecast, sufficient liquidity exists under situations where further potential strip price reductions occur due to a combination of excess capacity and the ability to implement additional proactive actions within the Company’s control.
However, due to significant commodity price volatility currently due to the COVID-19 pandemic, potential increased production supply from OPEC and Russia and potential lack of storage forcing production shut-ins, future significant decreases to commodity prices may occur which could impact future cash flows and cause uncertainty as to whether the Company has sufficient liquidity throughout 2020. As a result, the Company may be required to obtain additional financing to increase liquidity, which is uncertain at this time. As such, there is a material uncertainty that casts substantial doubt on the Company’s ability to continue as a going concern. These financial statements do not include adjustments in the carrying values of the assets and liabilities that would be necessary if the going concern assumption were not appropriate. Such adjustments could be material.
b) Statement of Compliance
These annual consolidated financial statements are prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.
The annual consolidated financial statements have been prepared on a historical cost basis, except risk management assets and liabilities which are recorded at fair value as discussed in Note 10.
The annual consolidated financial statements of the Company for the year ended December 31, 2019 were approved for issuance by the Board of Directors on March 30, 2020.